Employee benefits (Details 10) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 234	₨ 223	₨ 243
Fair value of plan assets	(128)	(70)	₨ (66)
Net defined benefit liability recognized	₨ 106	₨ 153